FINANCIAL EXPENSE (INCOME), NET	12 Months Ended
Dec. 31, 2023
Financial Expense Income Net
FINANCIAL EXPENSE (INCOME), NET

NOTE 15 - FINANCIAL EXPENSE (INCOME), NET

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Mark to Market of securities, net	2,320	2,208	10
Bank interest income	(667)	(189)	(887)
Exchange rate differences	456	2,194	(14)
Other	10	8	(18)
	2,119	4,221	(909)

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)